CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Debt Instrument Line Items
Schedule of Changes of Long-term Convertible Debt
The changes of the long-term convertible debt in 2016 and 2017 were as follows:

Balance as of January 1, 2016	$35,926

Change in accrued interest	1,586
Change in fair value	1,350
Payment of interest	(1,716)
Payment of principal	(7,620)

Balance as of December 31, 2016*	$29,526

Change in accrued interest	1,344
Change in fair value	3,785
Payment of interest	(1,401)
Payment of principal	(7,901)

Balance as of December 31, 2017*	$25,353

* include accrued interest of $376 and $313 as of December 31, 2016 and 2017, respectively

Series L Convertible Bonds [Member]
Debt Instrument Line Items
Schedule of aggregate principal annual payments of the bonds	As of December 31, 2017, the aggregate principal annual payments of the Bonds were as follows:
Repayment amount

2018	$8,277
2019	8,278
2020	8,277

$24,832